Derivative Financial Instruments - Schedule of Fair Values and Location of Outstanding Derivative Instruments Recorded in the Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives Fair Value [Line Items]
Total Assets	$ 134	$ 17
Total Liabilities		9
Other Current Assets
Derivatives Fair Value [Line Items]
Total Assets	72	1
Other Assets
Derivatives Fair Value [Line Items]
Total Assets	$ 62	16
Other Current Liabilities
Derivatives Fair Value [Line Items]
Total Liabilities		8
Other Liabilities
Derivatives Fair Value [Line Items]
Total Liabilities		$ 1